Other Operating Revenue (Expenses) and Other (Losses) Gain, Net - Schedule of Other Net Income (Losses) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Net Income (Losses) [Abstract]
Gain from the early termination of lease contracts	$ 3,022	$ 3,544	$ 5,809
Write-off of assets	856	1,187	5,235
Impairment loss on assets	(15,999)	(4,639)	(7,436)
(Loss) from write-off of property, plant and equipment, intangible, property investments and other assets	(13,745)	10,178	6,053
Total other net (losses) income	$ (25,866)	$ 10,270	$ 9,661